Consolidated Statements of Changes in Shareholders' (Deficit)/Equity In Thousands, except Share data		Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] CNY	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] CNY	Accumulated Deficit [Member] CNY	Noncontrolling interest [Member] CNY	Total USD ($)	Total CNY
Beginning balance, amount at Jun. 30, 2011		168	12,955	136	(10,905)	(854,634)	0		(852,280)
Beginning balance, number of shares at Jun. 30, 2011		2,027,680
Expiration of put option		0	1,043	0	0	0	0		1,043
Share-based compensation expenses		0	8,252	0	0	0	0		8,252
Conversion/redesignation of preferred shares, amount									0
Appropriation of statutory reserves		0	0	6,602	0	(6,602)	0		0
Net income		0	0	0	0	170,717	0		170,717
Foreign currency translation adjustment, net of tax		0	0	0	(555)	0	0		(555)
Ending balance, amount at Jun. 30, 2012		168	22,250	6,738	(11,460)	(690,519)	0		(672,823)
Ending balance, number of shares at Jun. 30, 2012		2,027,680
Share-based compensation expenses		0	5,705	0	0	0	0		5,705
Repurchase of Series E Preferred Shares		0	(29,355)	0	0	(235,677)	0		(265,032)
Issuance of ordinary shares upon exercise of share options, number of shares		4,061,591
Issuance of ordinary shares upon exercise of share options, amount		256	3,239	0	0	0	0		3,495
Conversion/redesignation of preferred shares, number of shares		72,348,862
Conversion/redesignation of preferred shares, amount		5,056	792,523	0	0	0	0		797,579
Consolidation of CJOL	[1]	0	0	0	0	0	15,135		15,135
Appropriation of statutory reserves		0	0	2,355	0	(2,355)	0		0
Net income		0	0	0	0	155,833	(32)		155,801
Net income/(loss) of CJOL attributable to SEEK	[2]	0	0	0	(2)	81	0		79
Foreign currency translation adjustment, net of tax		0	0	0	8,911	0	0		8,911
Ending balance, amount at Jun. 30, 2013		5,480	794,362	9,093	(2,551)	(772,637)	15,103		48,850
Ending balance, number of shares at Jun. 30, 2013		78,438,133
Share-based compensation expenses		0	30,243	0	0	0	0		30,243
Issuance of ordinary shares upon exercise of share options, number of shares		7,663,409
Issuance of ordinary shares upon exercise of share options, amount		471	39,711	0	0	0	0		40,182
Conversion/redesignation of preferred shares, number of shares		338,496
Conversion/redesignation of preferred shares, amount		21	1,368	0	0	0	0	224	1,389
Issuance of ordinary shares upon IPO, net of expenses, number of shares		11,220,000
Issuance of ordinary shares upon IPO, net of expenses, amount		690	402,711	0	0	0	0		403,401
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, number of shares		2,222,222
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, amount		137	86,601	0	0	0	0		86,738
Deemed dividend to SEEK		0	(21,051)	0	0	0	0		(21,051)
Transaction costs related to acquisition of CJOL		0	(3,907)	0	0	0	0		(3,907)
Dividend to noncontrolling shareholder of CJOL		0	0	0	0	0	(6,227)		(6,227)
Appropriation of statutory reserves		0	0	1,613	0	(1,613)	0		0
Net income		0	0	0	0	185,890	763	30,087	186,653
Net income/(loss) of CJOL attributable to SEEK	[2]	0	0	0	(125)	(1,685)	0		(1,810)
Foreign currency translation adjustment, net of tax		0	0	0	992	0	0	160	992
Dividend distribution to the Company's shareholders		0	0	0	0	(147,650)	0		(147,650)
Ending balance, amount at Jun. 30, 2014		6,799	1,330,038	10,706	(1,684)	(737,695)	9,639	$ 99,588	617,803
Ending balance, number of shares at Jun. 30, 2014		99,882,260

[1]	CJOL was consolidated by Zhaopin under common control accounting principles from February 19, 2013; its noncontrolling interest is recognized in Zhaopin's consolidated financial statements accordingly.
[2]	Net income of CJOL was received and retained by Jobs DB before CJOL was acquired by Zhaopin in June 2014 (Note 16)